Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 200
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value
Plan's interest in the Trust	Plan's interest in the Johnson & Johnson Pension and Savings Plans Master Trust	**	$639,824,225
*Participant loans	Interest rate of 3.25%. Matured in 2017 and 2020.	**	$1,524

    *    Represents party-in-interest transactions
    **    Not applicable